UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21577

Alpha Hedge Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #101     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #101     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2005





























Item 1.  Report to Shareholders.



ALPHA HEDGE FUND, INC.










ANNUAL REPORT
DECEMBER 31, 2005









































Alpha Hedge Fund, Inc.
8150 N. Central Expressway #101
Dallas, Texas 75206
1-800-704-6072



Dear shareholders of Alpha Hedge Fund, Inc.,

The Fund ended the year ending December 31, 2005 with a Net Asset Value of $20.21, up from a Net Asset Value per share of $19.95 at the beginning of the year, for a total return of 1.31%.

As of December 31, 2005, Laura S. Adams and her family continue to own 100% of the shares of the Fund.


Sincerely,



Laura S. Adams
President



































ALPHA HEDGE FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Index Plus Fund from its inception, December 21, 2004 through 2005. These changes are then compared to a $10,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



                      Inception     Year End     Year End
                     (12/21/04)       2004         2005
                      ---------     --------     --------
Alpha Hedge    Fund    $10,000      $ 9,938       $10,069
S&P 500 Index          $10,000      $10,148       $10,646




$14,000|
$13,000|
$12,000|                                         #=Alpha Hedge Fund
$11,000|                             *           *=S&P 500 Index
$10,000|     #  *       #  *      #
$ 9,000|__________________________________________________________
          (Inception)
          12/21/2004    2004      2005





                     10 Day       Annual     Compounded
                      Return      Return     Average
                       2004        2005      Annual Return
                      ------      ------     ------
Alpha Hedge Fund      (0.62%)      1.31%      0.62%
S&P 500 Index          1.55%       4.85%      6.28%









ALPHA HEDGE FUND, INC.
EXPENSES
DECEMBER 31, 2005

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the year ended December 31, 2005.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value Account Value December 31, 2004, December 31, 2004 December 31, 2005 December 31, 2005
           -----------------       -------------      -----------------

Actual            $  1,000          $ 1,013.00               $   13.25

Hypothetical**    $  1,000          $ 1,030.00               $   20.30

*Expenses are equal to the Fund's annualized expense ratio of 1.00% plus a 20% performance bonus on any gains, multiplied by the average account value over the period.
** Hypothetical return assumes 5% return before 2% total expenses.





ALPHA HEDGE FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005


ASSETS
   Investment securities, at
               value(cost $1,000,501)         $ 1,007,364
   Accrued interest                                     4
   Dividends receivable                             1,252
                                              -----------
              Total assets                      1,008,620
                                              -----------

LABILITIES
   Advisory fees payable                            1,154
                                              -----------
              Total liabilities                     1,154
                                              -----------

NET ASSETS -
 (Equivalent to $20.21 per
  share based on 49,855 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $  1,007,466

============

NET ASSETS CONSIST OF:
  Common stock				         $         50
  Paid-in capital                               1,000,553
  Net unrealized appreciation
   of investments                                   6,863
------------
Net assets                                   $  1,007,466
                                             ============














See accompanying notes to these financial statements

ALPHA HEDGE FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

                   Contracts/
DESCRIPTION                                Shares         VALUE
-----------                              ---------      -------

COMMON STOCKS - 86.88%

Consumer Discretionary - 31.57%
   American Eagle Outfitters               3800     $    87,323
   Gap Inc.                                4500          79,380
   Liz Claiborne                           2200          78,804
   Radio shack                             3450          72,553
                                                        -------
                                                        318,061
Consumer Staples - 38.86%

   H&R Block                               3100          76,105
   Valassis                                2600          75,582
   Deluxe Corp                             2500          75,350
   UST, Inc.                               2100          85,743
   Gannett Co. Inc.                        1300          78,741
                                                        -------
                                                        391,521

Healthcare/Pharmaceutical - 8.8%
   Pfizer                                  3800          88,616
                                                        -------
                                                         88,616

Technology/Telecom - 7.6%
   Cisco                                   4500          77,040
                                                        -------
                                                         77,040
                                                       --------

   Total common stocks (cost $ 861,973)                 875,238


PUT OPTIONS ON COMMON STOCKS - 31.69%			 --------

   Yahoo 47.50             Puts exp. 1/06 (a)  19        15,580
   Motorola 30             Puts exp. 1/07 (a)  32        23,680
   United Technologies 65  Puts exp. 1/07 (a)  14        13,020
   Lowes 75                Puts exp. 1/07 (a)  13        13,130
   Boeing 85               Puts exp. 1/07 (a)  12        18,240
   Texas Instruments 45    Puts exp. 1/07 (a)  25        32,000
                                                     ----------
                                                        115,650
                                                     ----------

   Total options (cost $122,052)                        115,650
                                                     ----------

- Continued -


INDEX PLUS FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2005

                   Contracts/
DESCRIPTION                                Shares         VALUE
-----------                              ---------      -------


SHORT-TERM INVESTMENTS - 1.64%
   Schwab Value Advantage Money Fund
bears interest at 3.5%		              $     16,476
                                                      --------

   Total short-term investments (cost $16,476)          16,476
                                                      --------

Total investment securities - 100.00%
                    (cost $1,000,501)                1,007,364

Other assets less liabilities - 0.00%                      102
                                                     ---------

Net assets - 100.00%                              $  1,007,466
                                                  ============

Notes:
(a) presently non-income producing.

See accompanying notes to these financial statements.

ALPHA HEDGE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005



INVESTMENT INCOME:
   Dividends                                            $       2,407
   Interest                                                     4,707
                                                         ------------
          Total investment income                               7,114

EXPENSES -
   Advisory fees                                               10,871
                                                         ------------

          Net investment loss                                 (3,757)


GAINS ON INVESTMENTS -

   Net realized gain on investments                             3,868
   Net change in unrealized appreciation of securities         12,947
                                                         ------------
   Net realized and unrealized gain on investments  	       16,815
                                                         ------------

   Net decrease in net assets resulting from operations  $     13,058
                                                         ============



























See accompanying notes to these financial statements.

ALPHA HEDGE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2005 AND THE PERIOD FROM APRIL 14, 2004
(inception) THROUGH DECEMBER 21, 2004


                                           Year Ended     Period Ended
                                        Dec. 31, 2005    Dec. 31, 2004
                                        -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
   Net investment income (loss)          $    (3,757)     $        492
   Net realized gain on investments            3,869
   Net change in unrealized appreciation
(depreciation)of securities		     12,947           (6,084)
                                          -----------     ------------
      Net increase (decrease) in net
  assets resulting from operations       13,058           (5,592)

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                        (112)             (492)
                                          -----------      ------------
         Total Distributions                    (112)             (492)

CAPITAL SHARE TRANSACTIONS-NET                   112         1,000,492
                                          -----------     ------------

TOTAL INCREASE IN NET ASSETS                  13,058           994,408

NET ASSETS, beginning of period              994,408                 0
                                          -----------     ------------

NET ASSETS, end of period                $  1,007,466     $    994,408
                                          ===========     ============





















See accompanying notes to these financial statements.


ALPHA HEDGE FUND, INC.
FINANCIAL HIGHLIGHTS


PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
ENDED:
                                       12/31/2005       12/31/2004 (a)
                                      -----------     ------------
Net asset value,
  beginning of period                 $    19.95       $   20.08
                                      ----------       ----------
Income (loss) from investment
operations:
  Net investment income (loss)             (0.08)           0.01
  Net realized and unrealized gain
    (loss) on investments                   0.34           (0.13)
                                      ----------       ----------
Total gain (loss) from
                investment operations       0.26           (0.12)

Less distributions from:
  Net investment income	                    0.00           (0.01)
                                      ----------       ----------

Net asset value,
  end of period                       $    20.21       $   19.95
                                      ==========       =========

Total Return                               1.31%           (0.62%)(d)


Net assets, end of period            $ 1,007,466        $ 994,408

Ratio of expenses to                        1.13%           0.90%
average monthly net assets (b)(c)

Ratio of net investment income (loss)     (0.39)%           1.63%
to average monthly net assets (b)

Portfolio turnover rate                     195 %           0.00%


(a) Calculation of per share data and ratios represents the period from December 21, 2004 (date investment operations commenced) through December 31,2004.
(b) Per share data has been annualized using the average number of shares outstanding.
(c) The Fund's actual expenses are calculated daily at 1.00% of net asset value (NAV), plus 20% of the total gain in net asset value, if any.
(d) Total return is not annualized for 2004.



See accompanying notes to these financial highlights.

ALPHA HEDGE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Alpha Hedge Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 13, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve capital growth. The Fund had no operations until June 17, 2004, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 21, 2004. The effective date of the Fund's Registration Statement under the Securities Act of 1933 was November 10, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Options are valued at the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.


ALPHA HEDGE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investment, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2005, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

3. CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund's $0.001 par value common stock were as follows:

                                             April 13, 2004
                         (inception) through
  December 31, 2005      December 31, 2004
                       -------------------   -----------------
                       Shares       Amount   Shares       Amount
Shares sold            $    0       $    0    49,825     $ 1,000,000
Shares issued in
  reinvestment of
  dividends	        5          111        25             492
                      ------     --------    -------      ----------
Net increase 	        5          111    49,850       1,000,492

Beginning of period    49,850   $1,000,492         0               0
                       ------     --------   -------      ----------
End of period          49,855   $1,000,603    49,850     $ 1,000,492
		    ======    =========	 =======     ===========

4. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $1,940,488 and $1,874,518, respectively, for the year ended December 31, 2005. There were no differences between the financial reporting basis and the income tax basis in the cost or net realized gains (losses) of the Fund's investments as of December 21, 2005.







ALPHA HEDGE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


4.  INVESTMENT TRANSACTIONS (Continued)
    As of December 31, 2005, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

    Unrealized appreciation		$	30,003
    Unrealized depreciation		     (23,140)
                                         --------
    Net unrealized appreciation	$	 6,863
                                    =============

5. DISTRIBUTION TO SHAREHOLDERS
On December 31, 2005 a distribution of less than $0.01 per share aggregating $112 was paid to the shareholders of record on that date from net investment income and net realized gains. Net realized gains on investments of $3,869 were net short-term capital gains and considered investment income for purposes of dividend distributions.

6. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position significantly different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the "Advisor") to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. In addition, the Fund will pay a performance incentive fee of 20% of the total gain in net assets value, if any, accrued at each NAV pricing and paid monthly. The actual incentive fee will depend upon future returns. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses. As of December 31, 2005, Laura S. Adams and her family owned 100% of the common stock of the Fund.

The Advisor acts as the transfer agent for the Fund.



Proxy Voting Information

Alpha Hedge Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.









Board of Directors Information

INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Private Investor       Stock Dividend
Age 47                             since 2000, Tech Co.   Fund, Small Cap
                                   Manager prior          Value Fund





Yolawnde F. Malone  Director  1 Yr Tax Mngr-Tolleson      Stock Dividend
Age 41                             Wealth Mgmt, Self Emp  Fund, Small Cap
                                   Tax Consultant prior   Value Fund,


Melissa D. Gordon,  Director  1 Yr Pathologist, North     Stock Dividend
M.D.                               Dallas Pathology       Fund, Small Cap
Age 42                                                    Value Fund,


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Stock Dividend
Age 44              President      Asset Advisors and     Fund, Small Cap
                    Secretary      Index Plus Fund since  Value Fund,
                    Treasurer      2002, Private Investor
                                   prior

























Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Alpha Hedge Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Alpha Hedge Fund, Inc., including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year ended
December 31, 2005, the statement of changes in net assets for the year ended December 31, 2005 and for the period from April 13, 2004 (inception) through December 31,
2004, and the financial highlights for the year ended
December 31, 2005 and for the period from December 21, 2004
(date investment operations commenced) through
December 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards
 of the Public Company Accounting Oversight Board
(United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alpha
Hedge Fund, Inc. as of December 31, 2005, the results of its operations for the year ended
December 31, 2005, the changes in its net assets for the year ended December 31, 2005 and for the period from April 13, 2004 through December 31, 2004, and the financial highlights for the year ended
December 31, 2005 and for the period from December 21, 2004 through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Helin, Donovan, Trubee & Wilkinson, LLP



Austin,Texas
January 27, 2006










Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3.  Audit Committee Financial Expert.  The entire Board of
Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5.  Audit Committee of listed Registrants.  (Not applicable)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's president has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12.  Exhibits.

a) (1)Code of Ethics-Filed with N-CSR and hereby incorporated by reference.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Hedge Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Alpha Hedge Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/17/06